John Hancock
Emerging Markets Equity Fund
Quarterly portfolio holdings 7/31/2021

Fund’s investments
As of 7-31-21 (unaudited)
	Shares	Value
Common stocks 90.5%		$1,905,770,861
(Cost $1,366,137,646)
Argentina 1.3%		28,089,142
MercadoLibre, Inc. (A)	17,906	28,089,142
Brazil 4.6%		97,539,751
Lojas Renner SA	1,814,700	14,390,075
Magazine Luiza SA	10,087,600	39,899,114
Notre Dame Intermedica Participacoes SA	1,289,500	19,807,037
Pagseguro Digital, Ltd., Class A (A)	422,863	23,443,525
China 26.5%		557,901,664
Airtac International Group	598,000	19,324,651
Alibaba Group Holding, Ltd. (A)	2,506,008	61,203,620
Alibaba Group Holding, Ltd., ADR (A)	160,829	31,392,213
Bairong, Inc. (A)(B)	3,080,000	5,085,671
Centre Testing International Group Company, Ltd., Class A	4,247,808	17,898,383
China Merchants Bank Company, Ltd., Class A	2,754,773	19,884,902
China Tourism Group Duty Free Corp., Ltd., Class A	381,416	14,265,607
Dada Nexus, Ltd., ADR (A)	605,676	13,076,545
Glodon Company, Ltd., Class A	2,102,396	20,579,961
Hangzhou Tigermed Consulting Company, Ltd., A Shares	779,987	19,104,627
JD.com, Inc., Class A (A)	764,334	26,647,589
Kingdee International Software Group Company, Ltd. (A)	7,576,000	23,661,247
Li Ning Company, Ltd.	2,024,500	21,381,384
LONGi Green Energy Technology Company, Ltd., Class A	2,108,709	28,187,139
Lufax Holding, Ltd., ADR (A)	2,033,875	15,254,063
NARI Technology Company, Ltd., Class A	5,463,530	26,610,014
Ping An Bank Company, Ltd., Class A	9,485,866	26,007,512
Ping An Healthcare and Technology Company, Ltd. (A)(B)	1,363,300	12,755,738
Ping An Insurance Group Company of China, Ltd., H Shares	3,086,500	27,009,481
Tencent Holdings, Ltd.	1,072,000	64,650,334
Wuxi Biologics Cayman, Inc. (A)(B)	2,312,000	35,314,084
Xinyi Solar Holdings, Ltd.	14,202,103	28,606,899
Cyprus 1.1%		22,221,816
TCS Group Holding PLC, GDR	268,459	22,221,816
Hong Kong 7.7%		161,228,691
AIA Group, Ltd.	3,363,400	40,245,652
Alibaba Health Information Technology, Ltd. (A)	8,506,000	13,257,518
ASM Pacific Technology, Ltd.	2,180,600	28,115,998
China Resources Beer Holdings Company, Ltd.	2,736,000	20,515,094
Hong Kong Exchanges & Clearing, Ltd.	557,600	35,636,044
Techtronic Industries Company, Ltd.	1,315,500	23,458,385
India 10.9%		230,446,822
HDFC Bank, Ltd.	2,162,780	41,578,657
Hindustan Unilever, Ltd.	593,220	18,687,074
Housing Development Finance Corp., Ltd.	606,441	19,975,263
ICICI Bank, Ltd.	4,460,234	41,011,909
Infosys, Ltd.	1,763,490	38,463,180
Reliance Industries, Ltd.	1,662,100	45,599,681
Reliance Industries, Ltd., Partly Paid Up Shares	139,572	2,661,430
UltraTech Cement, Ltd.	218,833	22,469,628
2	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Mexico 2.2%		$46,188,250
Grupo Financiero Banorte SAB de CV, Series O	3,489,800	22,576,650
Wal-Mart de Mexico SAB de CV	7,167,100	23,611,600
Poland 2.0%		42,119,312
Dino Polska SA (A)(B)	231,464	18,530,587
InPost SA (A)	1,203,010	23,588,725
Russia 5.2%		109,279,743
Fix Price Group, Ltd., GDR (A)(B)	1,606,207	12,288,836
LUKOIL PJSC, ADR	392,162	33,682,794
Sberbank of Russia PJSC, ADR	1,345,511	22,375,848
X5 Retail Group NV, GDR	436,515	14,131,706
Yandex NV, Class A (A)	394,532	26,800,559
Singapore 2.5%		52,114,706
Sea, Ltd., ADR (A)	188,712	52,114,706
South Africa 1.3%		27,544,658
Naspers, Ltd., N Shares	142,733	27,544,658
South Korea 10.8%		226,624,241
Hana Financial Group, Inc.	865,856	32,667,577
LG Chem, Ltd.	68,165	50,067,455
LG Household & Health Care, Ltd.	27,692	35,086,619
NAVER Corp.	156,515	58,990,768
SK Hynix, Inc.	508,822	49,811,822
Taiwan 11.4%		241,110,310
ASE Technology Holding Company, Ltd.	8,810,000	38,767,028
eMemory Technology, Inc.	577,000	27,138,825
LandMark Optoelectronics Corp.	2,175,000	18,468,263
MediaTek, Inc.	1,643,000	53,722,563
Taiwan Semiconductor Manufacturing Company, Ltd.	4,929,000	103,013,631
United Kingdom 3.0%		63,361,755

Anglo American PLC	1,429,828	63,361,755
Preferred securities 5.1%		$108,623,082
(Cost $52,314,664)
Brazil 1.5%		32,558,719
Itau Unibanco Holding SA	5,596,500	32,558,719
South Korea 3.6%		76,064,363
Samsung Electronics Company, Ltd.	1,211,681	76,064,363

	Yield (%)	Shares	Value
Short-term investments 4.7%			$98,514,802
(Cost $98,514,802)
Short-term funds 4.7%			98,514,802
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.0100(C)	98,514,802	98,514,802

Total investments (Cost $1,516,967,112) 100.3%	$2,112,908,745
Other assets and liabilities, net (0.3%)	(7,155,845)
Total net assets 100.0%	$2,105,752,900

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	3

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 7-31-21.
The fund had the following sector composition as a percentage of net assets on 7-31-21:
Information technology	26.7%
Financials	18.7%
Consumer discretionary	13.8%
Communication services	9.7%
Materials	6.5%
Consumer staples	6.3%
Industrials	5.3%
Health care	4.7%
Energy	3.9%
Short-term investments and other	4.4%
TOTAL	100.0%
4	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2021, by major security category or type:
	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Argentina	$28,089,142	$28,089,142	—	—
Brazil	97,539,751	97,539,751	—	—
China	557,901,664	59,722,821	$498,178,843	—
Cyprus	22,221,816	—	22,221,816	—
Hong Kong	161,228,691	—	161,228,691	—
India	230,446,822	—	230,446,822	—
Mexico	46,188,250	46,188,250	—	—
Poland	42,119,312	—	42,119,312	—
Russia	109,279,743	82,859,201	26,420,542	—
Singapore	52,114,706	52,114,706	—	—
South Africa	27,544,658	—	27,544,658	—
South Korea	226,624,241	—	226,624,241	—
Taiwan	241,110,310	—	241,110,310	—
United Kingdom	63,361,755	—	63,361,755	—
Preferred securities
Brazil	32,558,719	32,558,719	—	—
South Korea	76,064,363	—	76,064,363	—
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	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Short-term investments	$98,514,802	$98,514,802	—	—
Total investments in securities	$2,112,908,745	$497,587,392	$1,615,321,353	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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